Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 384,001	$ 60,739	¥ 415,384	$ 65,702
Addition	23,971	3,792	15,256	2,413
Depreciation expenses	(41,458)	(6,558)	(43,298)	(6,848)
Disposal	(21,620)	(3,420)	(3,198)	(506)
Translation difference	(80)	(13)	(143)	(22)
Ending balance	344,814	$ 54,540	384,001	$ 60,739
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	338,565		353,807
Addition	1,355		2,058
Depreciation expenses	(13,655)		(14,102)
Disposal	(21,620)		(3,198)
Translation difference	0		0
Ending balance	304,645		338,565
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45,430		61,556
Addition	22,558		13,198
Depreciation expenses	(27,790)		(29,182)
Disposal	0		0
Translation difference	(80)		(142)
Ending balance	40,118		45,430
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6		21
Addition	58		0
Depreciation expenses	(13)		(14)
Disposal	0		0
Translation difference	0		(1)
Ending balance	¥ 51		¥ 6